Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST AQR Large-Cap Portfolio
AST Cohen & Steers Realty Portfolio
AST Goldman Sachs Global Income Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST International Growth Portfolio
AST Prudential Core Bond Portfolio
AST Wellington Management Real Total Return Portfolio
AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST AQR Large-Cap Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	- 0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.73%

(1) The Manager has contractually agreed to waive 0.086% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$75	$253	$446	$1,005

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Cohen & Steers Realty Portfolio is revised, as of July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.03%

(1) The Manager has contractually agreed to waive 0.07% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$105	$343	$599	$1,334

C.	AST Goldman Sachs Global Income Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Global Income Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.63%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	0.05%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	- 0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.90%

(1) The Portfolio commenced operations on July 13, 2015.

(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Global Income Portfolio	$92	$293	$512	$1,140

D.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	- 0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.94%

(1) The Manager has contractually agreed to waive 0.144% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset Portfolio	$96	$330	$582	$1,305

E.	AST International Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST International Growth Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.09%

(1) The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This arrangement may not be terminated without the prior approval of the Trust's Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$111	$349	$605	$1,339

F.	AST Prudential Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Prudential Core Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.74%

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Prudential Core Bond Portfolio	$76	$237	$411	$918

G.	AST Wellington Management Real Total Return Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Wellington Management Real Total Return Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Wellington Management Real Total Return Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)
Management Fees	1.04%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	1.23%
Acquired Portfolio Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	2.55%
Fee Waiver and/or Expense Reimbursement	- 1.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.45%

(1)The Portfolio commenced operations on July 13, 2015.

(2)Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2017. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses so that the investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio does not exceed 1.42% of the average daily net assets of the Portfolio through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.74%

(1) The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust's Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$76	$245	$429	$962

AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST AQR Large-Cap Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

A.	AST AQR Large-Cap Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST AQR Large-Cap Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	- 0.09%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.73%

(1) The Manager has contractually agreed to waive 0.086% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST AQR Large-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST AQR Large-Cap Portfolio	$75	$253	$446	$1,005

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST AQR Large-Cap Portfolio | AST AQR Large-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.56%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.73%	[1]
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	253
5 Years	rr_ExpenseExampleYear05	446
10 Years	rr_ExpenseExampleYear10	$ 1,005
AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

B.	AST Cohen & Steers Realty Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Cohen & Steers Realty Portfolio is revised, as of July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.82%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.07%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.03%

(1) The Manager has contractually agreed to waive 0.07% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Cohen & Steers Realty Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Cohen & Steers Realty Portfolio	$105	$343	$599	$1,334

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST COHEN & STEERS REALTY PORTFOLIO | AST COHEN & STEERS REALTY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.82%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	$ 1,334
AST Goldman Sachs Global Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Goldman Sachs Global Income Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

C.	AST Goldman Sachs Global Income Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Global Income Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.63%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	0.05%
Total Annual Portfolio Operating Expenses	0.93%
Fee Waiver and/or Expense Reimbursement	- 0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.90%

(1) The Portfolio commenced operations on July 13, 2015.

(2) Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Global Income Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Global Income Portfolio	$92	$293	$512	$1,140

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.
AST Goldman Sachs Global Income Portfolio | AST Goldman Sachs Global Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[3]
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[3],[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.93%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3],[5]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	512
10 Years	rr_ExpenseExampleYear10	$ 1,140
AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Goldman Sachs Multi-Asset Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

D.	AST Goldman Sachs Multi-Asset Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Goldman Sachs Multi-Asset Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement	- 0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.94%

(1) The Manager has contractually agreed to waive 0.144% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Goldman Sachs Multi-Asset Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Multi-Asset Portfolio	$96	$330	$582	$1,305

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST Goldman Sachs Multi-Asset Portfolio | AST Goldman Sachs Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.76%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[6]
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	330
5 Years	rr_ExpenseExampleYear05	582
10 Years	rr_ExpenseExampleYear10	$ 1,305
AST International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST International Growth Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

E.	AST International Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST International Growth Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.81%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.09%

(1) The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This arrangement may not be terminated without the prior approval of the Trust's Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST International Growth Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST International Growth Portfolio	$111	$349	$605	$1,339

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST International Growth Portfolio | AST International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.81%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%	[7]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	$ 1,339
AST Prudential Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Prudential Core Bond Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

F.	AST Prudential Core Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Prudential Core Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.47%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.74%

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Prudential Core Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Prudential Core Bond Portfolio	$76	$237	$411	$918

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
AST Prudential Core Bond Portfolio | AST Prudential Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	$ 918
AST Wellington Management Real Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Wellington Management Real Total Return Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

G.	AST Wellington Management Real Total Return Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Wellington Management Real Total Return Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Wellington Management Real Total Return Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)
Management Fees	1.04%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses(2)	1.23%
Acquired Portfolio Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	2.55%
Fee Waiver and/or Expense Reimbursement	- 1.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.45%

(1)The Portfolio commenced operations on July 13, 2015.

(2)Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.

(3) The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2017. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses so that the investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio does not exceed 1.42% of the average daily net assets of the Portfolio through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.
AST Wellington Management Real Total Return Portfolio | AST Wellington Management Real Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.04%	[3]
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[3],[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.55%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.45%	[3],[8]
AST Western Asset Core Plus Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock
ADVANCED SERIES TRUST
AST Western Asset Core Plus Bond Portfolio

Supplement dated June 27, 2016 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with your currently effective Prospectus (the Prospectus) for the Advanced Series Trust (the Trust) and the Summary Prospectuses (each, the Summary Prospectus) for the AST AQR Large-Cap Portfolio, AST Cohen & Steers Realty Portfolio, AST Goldman Sachs Global Income Portfolio, AST Goldman Sachs Multi-Asset Portfolio, AST International Growth Portfolio, AST Prudential Core Bond Portfolio, AST Wellington Management Real Total Return Portfolio and the AST Western Asset Core Plus Bond Portfolio, and should be retained for future reference and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

H.	AST Western Asset Core Plus Bond Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus and Summary Prospectus for the AST Western Asset Core Plus Bond Portfolio is revised, effective July 1, 2016, as follows:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.51%
Distribution and/or Service Fees (12b-1 Fees)	0.25%
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.78%
Fee Waiver and/or Expense Reimbursement	- 0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.74%

(1) The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust's Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus and Summary Prospectus relating to the AST Western Asset Core Plus Bond Portfolio:

	1 Year	3 Years	5 Years	10 Years
AST Western Asset Core Plus Bond Portfolio	$76	$245	$429	$962

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2017
AST Western Asset Core Plus Bond Portfolio | AST Western Asset Core Plus Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or Service Fees (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%	[9]
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	245
5 Years	rr_ExpenseExampleYear05	429
10 Years	rr_ExpenseExampleYear10	$ 962

[1]	The Manager has contractually agreed to waive 0.086% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust's Board of Trustees.
[2]	The Manager has contractually agreed to waive 0.07% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
[3]	The Portfolio commenced operations on July 13, 2015.
[4]	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated.
[5]	The Manager has contractually agreed to waive 0.029% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
[6]	The Manager has contractually agreed to waive 0.144% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust’s Board of Trustees.
[7]	The Manager has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This arrangement may not be terminated without the prior approval of the Trust's Board of Trustees.
[8]	The Manager has contractually agreed to waive 0.133% of its investment management fee through June 30, 2017. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses so that the investment management fee plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio does not exceed 1.42% of the average daily net assets of the Portfolio through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.
[9]	The Manager has contractually agreed to waive 0.04% of its investment management fee through June 30, 2017. This waiver may not be terminated without the prior approval of the Trust's Board of Trustees.